UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2013

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:		Sureview Capital LLC

Address:  	55 Railroad Avenue
          	Greenwich, CT 06830


13F File Number: 028-14836

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Aaron Tawil
Title:  Chief Financial Officer
Phone:  203-340-7005


Signature, Place and Date of Signing:

/s/	Aaron Tawil		   Greenwich, CT 		May 15, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]


Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

			      Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  41

Form 13F Information Table Value Total: $478,562 (thousands)


List of Other Included Managers:		NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



					FORM 13F INFORMATION TABLE

COL 1				COL 2	  COL 3		COL 4	     COL 5		COL 6	COL 7	     COL 8

Name of 			Title of		Vaue	Shrs or  SH/  Put/	Invstmt	Other	Voting Authority
Issuer				Class	  Cusip		($1,000)Prn Amt  Prn  Call	Dscretn	Mgrs	Sole  Shared  None

ACXIOM CORP			COM	005125109	1809	88673	SH		Sole		88673
AMAZON COM INC			COM	023135106	26649	100000	SH	CALL	Sole		100000
AMERICAN TOWER CORP 		NEW COM	03027X100	9230	120000	SH		Sole		120000
AMERICAN TOWER CORP 		NEW COM	03027X100	15384	200000	SH	CALL	Sole		200000
AOL INC				COM	00184X105	12509	325000	SH		Sole		325000
APPLE INC			COM	037833100	7525	17000	SH		Sole		17000
AUTONAVI HLDGS LTD		ADR	05330F106	268	25009	SH		Sole		25009
CBS CORP NEW			CL B	124857202	13529	289767	SH		Sole		289767
DIGITALGLOBE INC		COM NEW	25389M877	7228	250000	SH		Sole		250000
DISNEY WALT CO			COM 	254687106	11230	197712	SH		Sole		197712
EBAY INC			COM	278642103	8404	155000	SH		Sole		155000
EBAY INC			COM	278642103	48798	900000	SH	CALL	Sole		900000
EQUIFAX INC			COM	294429105	12569	218243	SH		Sole		218243
EXPEDIA INC DEL			COM NEW	30212P303	4363	72699	SH		Sole		72699
EXPEDIA INC DEL			COM NEW	30212P303	6001	100000	SH	CALL	Sole		100000
GOOGLE INC			CL A	38259P508	15087	19000	SH		Sole		19000
GOOGLE INC			CL A	38259P508	7940	10000	SH	CALL	Sole		10000
GROUPON INC			CLA	399473107	5182	846700	SH		Sole		846700
HARLEY DAVIDSON INC		COM	412822108	14658	275000	SH		Sole		275000
LAS VEGAS SANDS CORP		COM	517834107	18037	320097	SH		Sole		320097
LIBERTY GLOBAL INC		SER A	530555101	12845	175000	SH		Sole		175000
LINKEDIN CORP			CL A	53578A108	12324	70000	SH		Sole		70000
LINKEDIN CORP			CL A	53578A108	44015	250000	SH	CALL	Sole		250000
MELCO CROWN ENTMT LTD		ADR	585464100	12837	550000	SH		Sole		550000
MGM RESORTS INTERNATIONAL	COM	552953101	5556	422500	SH		Sole		422500
NCR CORP NEW			COM	62886E108	6614	240000	SH		Sole		240000
NETEASE INC			ADR	64110W102	13720	250500	SH		Sole		250500
NEWS CORP			CL A	65248E104	12208	400000	SH		Sole		400000
REALOGY HLDGS CORP		COM	75605Y106	9527	195063	SH		Sole		195063
SIRIUS XM RADIO INC		COM	82967N108	9240	3000000	SH		Sole		3000000
SOUFUN HLDGS LTD		ADR	836034108	3899	148779	SH		Sole		148779
STARWOOD HOTELS&RESORTS WRLD	COM	85590A401	12746	200000	SH		Sole		200000
TIME WARNER CABLE INC		COM	88732J207	9606	100000	SH	CALL	Sole		100000
TIME WARNER INC			COM NEW	887317303	14405	250000	SH		Sole		250000
VAIL RESORTS INC		COM	91879Q109	14022	225000	SH		Sole		225000
VALUECLICK INC			COM	92046N102	14069	476100	SH		Sole		476100
VELTI PLC ST HELIER		SHS	G93285107	863	435890	SH		Sole		435890
WESTERN UN CO			COM	959802109	6362	423000	SH		Sole		423000
YAHOO INC			COM	984332106	13629	579200	SH		Sole		579200
YELP INC			CL A	985817105	2729	115100	SH		Sole		115100
YY INC				ADS 	98426T106	946	56004	SH		Sole		56004









